Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value
Information on free shares activity follows:

	Number of Free shares Outstanding	Weighted- Average Grant Date Fair Value
Unvested balance at December 31, 2018	71,600	27.37	€
Granted	57,000	13.04	€
Vested	(35,600)	25.74	€
Cancelled	(26,000)	21.65	€

Unvested balance at December 31, 2019	67,000	13.98	€
Granted (1)	591,685	20.10	€
Vested	(3,000)	23.84	€
Cancelled	(26,035)	16.45	€

Unvested balance at December 31, 2020	629,650	19.59	€

(1)
423,285
free shares have been granted in October 2020 under the 2018 Stock Option Plan and are under non-market performance vesting condition
s
 and with a minimum vesting period of two to three years. These free shares have been granted to a large number of our employees. 6,535 of
 t
hese shares were
voided as of December 31, 2020.

Warrants [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on warrants activity follows:

	Warrants Exercisable	Weighted- Average Exercise Price Per Share	Warrants Outstanding	Weighted- Average Exercise Price Per Share		Remaining Average Useful Life
Balance as of December 31, 2018	687,252	27.74	€918,927	26.74		€7.2y
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or Expired	—	—	—	—

Balance as of December 31, 2019	852,260	35.35	€918,927	35.12		€6.9y
Granted	—	—	—	—
Exercised	—	—	(19,702)	8.28	€
Forfeited or Expired	—	—	—	—

Balance as of December 31, 2020	899,225	27.15	€899,225	27.15		€5.3y

Summary of assumptions Weighted-average Fair Values of Warrants Granted and Assumptions Used for Black-Scholes Option Pricing Model
The weighted-average fair values of warrants granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2016	2017

Weighted-Average fair values of warrants granted	9.33€	13.20€
Assumptions:
Risk-free interest rate	0.00% - 0.04%	0.12%
Share entitlement per options	1	1
Exercise price	18.68€ - 27.37€	24.34€

Grant date share fair value	16.42€ - 22.48€	24.95€

Expected volatility	62.8% - 63.1%	64.7%
Expected term (in years)	6	6
Vesting conditions	Service	Service
Vesting period	Graded	Graded

Stock options [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share		Remaining Average Useful Life
Balance as of December 31, 2018	5,644,044	27.47	€8,978,106	25.36		€7.3y
Granted	—	—	€1,650,800	17.90	€
Exercised	—	—	€0	0.00	€
Forfeited or Expired	—	—	€(956,524)	24.01	€
Balance as of December 31, 2019	6,922,172	26.30	€9,672,382	24.22		€6.8y
Granted	—	—	€479,000	12.54	€
Exercised	—	—	€(291,053)	17.86	€
Forfeited or Expired	—	—	€(373,672)	20.61	€
Balance as of December 31, 2020	8,002,398	25.28	€9,486,657	23.97		€5.9y

Summary of assumptions Vesting Details
The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2018	2019	2020

Weighted-Average fair values of stock options granted	8.84€	10.19€	7.40€
Assumptions:
Risk-free interest rate	0.13% - 0.21%	-0.38% - 0.09%	0.00%
Share entitlement per options	1	1	1
Exercise price	18.37€ - 24.80€	11.06€ - 18.25€	8.27€ - 15.84€
Grant date share fair value	16€ - 17.78€	11.32€ - 17.80€	9.14€ - 15.76€
Expected volatility	63.3% - 63.4%	63.8% - 66.6%	61.3% - 62.8%
Expected term (in years)	6.25	6.15 - 6.25	6.15
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded

Stock options [member] | Calyxt Inc. [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share	Remaining Average Useful Life
Balance as of December 31, 2018	1,278,038	$7.45	3,201,887	$10.67	8.2y
Granted	—	—	1,590,000	$13.80
Exercised	—	—	(95,327)	$3.61
Forfeited or Expired	—	—	(227,696)	$14.68
Other activity			12,495	$13.29

Balance as of December 31, 2019	1,789,567	$8.73	4,481,359	$11.73	6.8y
Granted	—	—	887,765	$4.67
Exercised	—	—	(58,575)	$3.60
Forfeited or Expired	—	—	(689,376)	$12.89

Balance as of December 31, 2020	2,347,665	$10.15	4,621,173	$10.30	7.3y

Summary of assumptions Vesting Details
The estimated fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2018	2019	2020
Weighted-Average fair values of stock options granted	$9.09	$10.18	$3.24
Assumptions:
Risk-free interest rate	2.2% - 3%	1.7% - 2.5%	0.3% - 1.7%
Share entitlement per options	1	1	1
Exercise price	$14.24 - $23.39	$4.05 - $15.39	$3.22 - $7.30
Grant date share fair value	$14.24 - $23.39	$4.05 - $15.39	$3.22 - $7.30
Expected volatility	40.9% - 57.2%	52.6% - 78.9%	77.4% - 81.2%
Expected term (in years)	5.6 - 10.0	6.8 - 10.0	6.0 - 10.0
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded

Restricted Stock Unit [Member] | Calyxt Inc. [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on restricted stock unit activity follows:

	Number of Restricted Stock Units Outstanding	Weighted- Average Grant Date Fair Value
Unvested balance at December 31, 2018	1,051,414	$14.11
Granted	100,000	$12.48
Vested	(324,043)	$9.69
Cancelled	(13,845)	$12.72

Unvested balance at December 31, 2019	813,526	$10.31
Granted	105,633	$6.54
Vested	(309,693)	$10.08
Cancelled	(61,659)	$10.80

Unvested balance at December 31, 2020	547,807	$9.49

Performance Stock Unit [Member] | Calyxt Inc. [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on performance stock unit activity follows:

	Number of Performance Stock Units Outstanding	Weighted-Average Grant Date Fair Value
Unvested balance at December 31, 2019	311,667	$7.06
Granted	—	—
Vested	—	—
Cancelled	—	—
Unvested balance at December 31, 2020	311,667	$7.06

Summary of assumptions Detail Of Stock Unit Activity Performance Stock
The fair value of the performance stock units and the assumptions used for the Monte Carlo simulation were as follows:

Date of grant	06/28/2019
Estimated fair values of performance stock units granted	$7.06
Assumptions:
Risk-free interest rate	1.71%
Expected volatility	75.0%
Expected term (in years)	3.0 years